UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
 (Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8020 Excelsior Drive, Suite 402
Madison, Wisconsin 53717
 (Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2015

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2015

www.plumbfunds.com

PLUMB FUNDS

September 30, 2015

Dear Fellow Shareholders:

We are pleased to present the semi-annual report for the Plumb Funds.

Average annual fund performance as of September 30, 2015 is shown below.

					Annualized
					Since Inception
	YTD	1 Year	3 Year	5 Year	(5/24/07)
Plumb Balanced Fund	-2.49%	0.98%	9.24%	7.49%	2.89%

Plumb Balanced Fund
Blended Benchmark*	-2.94%	-0.40%	7.64%	8.36%	4.30%

Plumb Equity Fund	-2.34%	3.40%	12.17%	8.99%	2.65%

Plumb Equity Fund
Blended Benchmark*	-5.48%	-1.67%	11.44%	12.08%	4.30%

S&P 500 Index	-5.29%	-0.61%	12.40%	13.34%	5.18%

Barclays Capital
Intermediate
Government/Credit
Bond Index	1.77%	2.68%	1.45%	2.42%	4.26%

MSCI EAFE Index	-7.35%	-10.92%	2.87%	1.05%	-3.66%

The Balanced Fund’s Gross and Net Expense Ratio as noted in the prospectus dated August 1, 2015 are 1.64% and 1.27%, respectively. The Equity Fund’s Gross and Net Expense Ratio as noted in the prospectus dated August 1, 2015 are 1.72% and 1.40%, respectively. The Fund’s Advisor has contractually agreed to waive fees through at least July 31, 2016.

Performance data quoted represents past performance and does not guarantee future results.  Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost.  Performance data current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-987-7888.

The best performing positions contributing to the -3.71% six-month return in the Equity Fund were Receptos, Constellation Brands, and Fiserv.  Receptos is a small biotech we identified with a relapsing multiple sclerosis pipeline drug called Orelizumab® that was acquired by Celgene for $7.2 billion.  Constellation Brands owns the U.S. rights to Corona, Modelo, Pacifico, and Victoria beers plus wine labels such as Robert Mondavi, Opus One, Kim Crawford, Rex Goliath, and Ruffino, just to name a few.  Fiserv is a global leader in information management and electronic commerce systems for the financial industry, including banks, thrifts, credit unions, investment management firms, leasing and finance companies, retailers, merchants, and government agencies; it is headquartered in Brookfield, Wisconsin.

The laggards for the past six months in the Equity Fund were Cerner, Hain Celstial, and Halliburton.  Cerner is a supplier of health information technology

PLUMB FUNDS

(HIT) solutions, devices, and hardware out of Kansas City, MO that competes with privately held Epic in Madison, Wisconsin.  Hain Celestial is a leading natural and organic food and personal care products company out of Lake Success, NY.  Halliburton is one of the world’s largest oil field services companies with operations in more than 80 countries.

The Balanced Fund was down -3.74% for the six months and had many of the same factors influencing its performance.  As a reminder, while the Plumb Equity Fund and Plumb Balanced Fund have some overlap in the securities held in their portfolios, the weighting of these holdings are typically much larger in the Plumb Equity Fund, which magnifies the impact of contributors and laggards in that fund considerably.

Our investment approach is to seek out good quality, growing companies trading at what we believe are reasonable prices.  In the Balanced Fund, we generally use fixed income investments in an attempt to moderate the volatility of the stock market and to provide a potential income component to our total return objective.  With the low interest rate environment present since the financial crisis, it has been difficult to find attractive fixed income instruments to meet that objective.  In fact, at times, the dividend yield on high quality blue-chip stocks has exceeded the yield of ten-year U.S. Treasury Bonds.

We are pleased with our relative returns at our fiscal semi-annual mark of 2015.  We at Wisconsin Capital Management, LLC (the Plumb Funds’ advisor) are dedicated to a fundamental investment process that we believe can offer competitive returns over a market cycle.  We welcome hearing from our shareholders and would love a chance to explore the appropriateness of the Plumb Funds in helping to fulfill your investment goals.  Please feel free to email or call Nathan Plumb with any questions that you may have at nplumb@plumbfunds.com or directly at (608) 960-4616.

Thomas G. Plumb	Nathan M. Plumb

Opinions expressed are those of Thomas Plumb and Nathan Plumb and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the schedule of investments in this report for complete holdings information.

PLUMB FUNDS

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments by the Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.  The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index.  The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

*
The blended benchmark for the Plumb Balanced Fund is made up of 55% S&P 500 index, 35% Barclays Capital Intermediate Government/Credit Bond Index and 10% MSCI EAFE index.  The blended benchmark for the Plumb Equity Fund is made up of 90% S&P 500 index, and 10% MSCI EAFE index.  You cannot invest directly in an index.

Diversification does not assure a profit nor protect against loss in a declining market.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
September 30, 2015 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2015 (Unaudited) (Continued)

Plumb Balanced Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2015 to
	April 1, 2015	September 30, 2015	September 30, 2015
Actual	$1,000.00	$962.60	$6.23
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.65	$6.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2015 to
	April 1, 2015	September 30, 2015	September 30, 2015
Actual	$1,000.00	$962.90	$6.87
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.00	$7.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of September 30, 2015
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2015
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of September 30, 2015
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 66.82%

Administrative and Support Services – 6.30%
Alliance Data Systems Corporation (a)	1,800	$466,164
The Priceline Group, Inc. (a)	600	742,116
Synchrony Financial (a)	28,500	892,050
		2,100,330

Beverage and Tobacco
Product Manufacturing – 6.24%
Brown-Forman Corporation	4,000	387,600
Constellation Brands, Inc. – Class A	10,500	1,314,705
PepsiCo, Inc.	4,000	377,200
		2,079,505

Broadcasting (except Internet) – 2.30%
The Walt Disney Company	7,500	766,500

Chemical Manufacturing – 9.99%
Allergan PLC (a) (b)	2,900	788,249
Church & Dwight Company, Inc.	7,000	587,300
Johnson & Johnson	6,500	606,775
Portola Pharmaceuticals, Inc. (a)	16,500	703,230
Taro Pharmaceutical Industries Ltd. (a) (b)	4,500	643,005
		3,328,559

Clothing and Clothing Accessories Stores – 0.86%
The TJX Companies, Inc.	4,000	285,680

Computer and Electronic
Product Manufacturing – 6.08%
Apple, Inc.	6,000	661,800
Microchip Technology, Inc.	7,000	301,630
NXP Semiconductors NV (a) (b)	8,500	740,095
QUALCOMM, Inc.	6,000	322,380
		2,025,905

Couriers and Messengers – 1.86%
United Parcel Service, Inc. – Class B	6,300	621,747

Credit Intermediation and Related Activities – 8.15%
American Express Company	10,000	741,300
Discover Financial Services	12,500	649,875
Visa, Inc. – Class A	12,400	863,784

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2015 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 66.82% (Continued)

Credit Intermediation and
Related Activities – 8.15% (Continued)
Wells Fargo & Company	9,000	$462,150
		2,717,109

Data Processing, Hosting,
and Related Services – 2.34%
Fiserv, Inc. (a)	9,000	779,490

Food Manufacturing – 1.86%
The Hain Celestial Group, Inc. (a)	12,000	619,200

General Merchandise Stores – 0.76%
Kohl’s Corporation	5,500	254,705

Insurance Carriers and Related Activities – 1.19%
American International Group, Inc.	7,000	397,740

Miscellaneous Manufacturing – 3.76%
3M Company	3,000	425,310
ABIOMED, Inc. (a)	3,000	278,280
Intuitive Surgical, Inc. (a)	1,200	551,496
		1,255,086

Other Information Services – 2.35%
Google Inc. – Class A (a)	700	446,859
Google Inc. – Class C (a)	551	335,239
		782,098

Professional, Scientific, and Technical Services – 7.20%
Cerner Corporation (a)	11,300	677,548
Exact Sciences Corporation (a)	29,000	521,710
Jack Henry & Associates, Inc.	9,500	661,295
MasterCard, Inc – Class A	6,000	540,720
		2,401,273

Publishing Industries (Except Internet) – 1.72%
ANSYS, Inc. (a)	6,500	572,910

Rail Transportation – 1.64%
Kansas City Southern	6,000	545,280

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2015 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 66.82% (Continued)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.80%
Medtronic PLC (b)	4,000	$267,760

Transportation Equipment Manufacturing – 1.42%
Honeywell International, Inc.	5,000	473,450

TOTAL COMMON STOCKS
(Cost $17,239,423)		22,274,327

	Principal
	Amount

TRUST PREFERRED SECURITIES – 1.59%

Credit Intermediation and Related Activities – 1.59%
Wells Fargo & Company	$500,000	528,750

TOTAL TRUST PREFERRED SECURITIES
(Cost $569,704)		528,750

CORPORATE BONDS – 27.34%

Administrative and Support Services – 2.28%
The Dun & Bradstreet Corporation
4.375%, 12/01/2022	500,000	495,172
Lender Processing Services, Inc.
5.750%, 04/15/2023	250,000	265,625
		760,797

Broadcasting (except Internet) – 1.53%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	510,642

Clothing and Clothing Accessories Stores – 1.56%
Hanesbrands, Inc.
6.375%, 12/15/2020	500,000	519,375

Computer and Electronic
Product Manufacturing – 3.00%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	547,758

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2015 (Unaudited) (Continued)

	Principal
	Amount	Value

CORPORATE BONDS – 27.34% (Continued)

Computer and Electronic
Product Manufacturing – 3.00% (Continued)
Motorola Solutions, Inc.
4.000%, 09/01/2024	$500,000	$452,020
		999,778

Electronics and Appliance Stores – 1.59%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	528,506

Food Services and Drinking Places – 1.56%
Darden Restaurants, Inc.
4.500%, 10/15/2021	500,000	521,049

Funds, Trusts, and Other Financial Vehicles – 1.50%
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	501,042

Health and Personal Care Stores – 0.95%
CVS Pass-Through Trust
6.943%, 01/10/2030	265,611	315,515

Merchant Wholesalers, Nondurable Goods – 1.50%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	501,688

Oil and Gas Extraction – 0.87%
Freeport-McMoRan Oil & Gas LLC
6.625%, 05/01/2021	330,000	291,225

Other Information Services – 1.47%
Verisign, Inc.
4.625%, 05/01/2023	500,000	488,750

Petroleum and Coal Products Manufacturing – 1.30%
Murphy Oil Corporation
4.000%, 06/01/2022	500,000	433,105

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2015 (Unaudited) (Continued)

	Principal
	Amount	Value

CORPORATE BONDS – 27.34% (Continued)

Pipeline Transportation – 1.02%
Copano Energy, LLC
7.125%, 04/01/2021	$325,000	$339,122

Publishing Industries (Except Internet) – 1.56%
Symantec Corporation
4.200%, 09/15/2020	500,000	518,607

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 5.65%
Citigroup, Inc.
1.645%, 04/25/2024 (c)	500,000	497,000
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	500,000	488,475
Morgan Stanley
5.000%, 10/15/2030 (c)	500,000	500,613
Morgan Stanley
2.224%, 12/01/2017 (c)	400,000	397,020
		1,883,108

TOTAL CORPORATE BONDS
(Cost $9,249,969)		9,112,309

U.S. TREASURY – 2.44%

Treasury Inflation-Protected Securities – 1.54%
U.S. Treasury Bonds TIPS
0.125%, 01/15/2022	527,215	514,330

Treasury Notes – 0.90%
U.S. Treasury Note
0.625%, 07/31/2017	300,000	300,148

TOTAL U.S. TREASURY
(Cost $824,587)		814,478

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2015 (Unaudited) (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 1.66%

Money Market Funds – 1.66%
Invesco STIC Liquid Assets Portfolio 0.16% (c)	554,066	$554,066

TOTAL SHORT-TERM INVESTMENTS
(Cost $554,066)		554,066

Total Investments
(Cost $28,437,749) – 99.85%		33,283,930
Other Assets in Excess of Liabilities – 0.15%		49,448
TOTAL NET ASSETS – 100.00%		$33,333,378

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Israel 1.93%, Ireland 3.17%, Luxembourg 1.51%, Netherlands 2.22%.
(c)	Variable rate security. The rate listed is as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.44%

Administrative and Support Services – 10.09%
Alliance Data Systems Corporation (a)	1,800	$466,164
The Priceline Group, Inc. (a)	700	865,802
Synchrony Financial (a)	30,000	939,000
		2,270,966

Beverage and Tobacco
Product Manufacturing – 8.27%
Brown-Forman Corporation – Class B	5,000	484,500
Constellation Brands, Inc. – Class A	11,000	1,377,310
		1,861,810

Broadcasting (except Internet) – 3.40%
The Walt Disney Company	7,500	766,500

Chemical Manufacturing – 17.15%
Allergan PLC (a) (b)	2,800	761,068
Church & Dwight Company, Inc.	7,500	629,250
Johnson & Johnson	6,500	606,775
Portola Pharmaceuticals, Inc. (a)	22,000	937,640
Radius Health, Inc. (a)	4,500	311,895
Taro Pharmaceutical Industries Ltd. (a) (b)	4,300	614,427
		3,861,055

Clothing and Clothing Accessories Stores – 1.90%
The TJX Companies, Inc.	6,000	428,520

Computer and Electronic
Product Manufacturing – 9.14%
Apple, Inc.	5,600	617,680
Microchip Technology, Inc.	7,500	323,175
NXP Semiconductors NV (a) (b)	8,500	740,095
QUALCOMM, Inc.	7,000	376,110
		2,057,060

Couriers and Messengers – 3.07%
United Parcel Service, Inc. – Class B	7,000	690,830

Credit Intermediation and Related Activities – 11.74%
American Express Company	10,000	741,300
Discover Financial Services	10,000	519,900
Visa, Inc. – Class A	13,200	919,512

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2015 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 97.44% (Continued)

Credit Intermediation and
Related Activities – 11.74% (Continued)
Wells Fargo & Company	9,000	$462,150
		2,642,862

Data Processing, Hosting,
and Related Services – 3.46%
Fiserv, Inc. (a)	9,000	779,490

Food Manufacturing – 2.29%
The Hain Celestial Group, Inc. (a)	10,000	516,000

Miscellaneous Manufacturing – 4.30%
ABIOMED, Inc. (a)	3,000	278,280
Intuitive Surgical, Inc. (a)	1,500	689,370
		967,650

Other Information Services – 3.61%
Google Inc. – Class A (a)	700	446,859
Google Inc. – Class C (a)	601	365,661
		812,520

Professional, Scientific, and
Technical Services – 10.64%
Cerner Corporation (a)	10,000	599,600
Exact Sciences Corporation (a)	30,000	539,700
Jack Henry & Associates, Inc.	9,500	661,295
MasterCard, Inc – Class A	6,600	594,792
		2,395,387

Publishing Industries (Except Internet) – 2.54%
ANSYS, Inc. (a)	6,500	572,910

Rail Transportation – 2.82%
Kansas City Southern	7,000	636,160

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.13%
Medtronic PLC (b)	3,800	254,372

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2015 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 97.44% (Continued)

Transportation Equipment Manufacturing – 1.89%
Honeywell International, Inc.	4,500	$426,105

TOTAL COMMON STOCKS
(Cost $16,959,550)		21,940,197

SHORT-TERM INVESTMENTS – 2.68%

Money Market Funds – 2.68%
Invesco STIC Liquid Assets Portfolio 0.16% (c)	604,543	604,543

TOTAL SHORT-TERM INVESTMENTS
(Cost $604,543)		604,543

Total Investments
(Cost $17,564,093) – 100.12%		22,544,740
Liabilities in Excess of Other Assets – (0.12)%		(26,780)
TOTAL NET ASSETS – 100.00%		$22,517,960

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Ireland 4.51%, Israel 2.73%, Netherlands 3.29%.
(c)	Variable rate security. The rate listed is as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2015 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$33,283,930	$22,544,740
Dividends and interest receivable	117,775	5,351
Prepaid assets	11,006	10,718
Total Assets	33,412,711	22,560,809

Liabilities
Payable for fund shares redeemed	18,216	—
Accrued distribution fee	15,430	8,942
Payable to Advisor (a)	7,413	3,890
Administrative & accounting
services fee payable (a)	5,622	3,777
Payable to directors	4,505	3,121
Accrued expenses and other liabilities	28,147	23,119
Total Liabilities	79,333	42,849
Net Assets	$33,333,378	$22,517,960

Net Assets Consist Of:
Paid in capital	$34,509,814	$15,385,850
Accumulated undistributed
net investment income (loss)	189,058	(58,199)
Accumulated net realized gain (loss)	(6,211,675)	2,209,662
Net unrealized appreciation on investments	4,846,181	4,980,647
Net Assets	$33,333,378	$22,517,960

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,521,825	963,927
Net asset value, offering and
redemption price per share	$21.90	$23.36

* Cost of Investments	$28,437,749	$17,564,093

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Six Months Ended September 30, 2015 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $306 and $216, respectively)	$145,076	$122,085
Interest	211,032	224
Total Investment Income	356,108	122,309

Expenses:
Investment Advisor’s fee (a)	114,802	77,856
Distribution fees	37,090	26,085
Administrative & accounting service fees (a)	35,324	23,956
Legal fees	13,599	11,577
Administration fees	5,817	5,085
Transfer agent fees and expenses	23,529	19,464
Fund accounting fees	17,601	15,954
Registration fees	5,679	5,019
Director fees and expenses	8,967	6,150
Audit and tax fees	8,286	7,014
Custody fees	3,804	3,732
Insurance expense	11,346	7,686
Printing and mailing expense	2,856	1,902
Total expenses before waiver	288,700	211,480
Less: Fees waived/reimbursed by Advisor (a)	(67,926)	(43,790)
Net expenses	220,774	167,690
Net Investment Income (Loss)	135,334	(45,381)

Realized and Unrealized Gain:
Net realized gain on investments	571,766	437,179
Net change in unrealized
appreciation on investments	(2,017,587)	(1,257,165)
Net realized and unrealized
loss on investments	(1,445,821)	(819,986)

Net Decrease in Net Assets
Resulting from Operations	$(1,310,487)	$(865,367)

(a)	See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2015	2015
	(Unaudited)

Operations:
Net investment income	$135,334	$363,075
Net realized gain on investments	571,766	3,282,396
Net change in unrealized appreciation
on investments	(2,017,587)	(480,599)
Net increase (decrease) in net assets
resulting from operations	(1,310,487)	3,164,872

Dividends And Distributions To Shareholders:
Net investment income	—	(359,410)
Total dividends and distributions	—	(359,410)

Capital Share Transactions:
Proceeds from shares sold	1,315,867	989,712
Shares issued in reinvestment of dividends	—	156,972
Cost of shares redeemed	(1,770,190)	(2,264,265)
Net decrease in net assets
from capital share transactions	(454,323)	(1,117,581)

Total increase (decrease) in net assets	(1,764,810)	1,687,881

Net Assets:
Beginning of year	35,098,188	33,410,307
End of year*	$33,333,378	$35,098,188

* Including accumulated undistributed
net investment income of	$189,058	$53,724

Change In Shares Outstanding:
Shares sold	56,941	44,651
Shares issued in reinvestment of dividends	—	7,233
Shares redeemed	(77,859)	(102,461)
Net decrease	(20,918)	(50,577)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2015	2015
	(Unaudited)

Operations:
Net investment loss	$(45,381)	$(12,562)
Net realized gain on investments	437,179	3,820,954
Net change in unrealized appreciation
on investments	(1,257,165)	(789,568)
Net increase (decrease) in net assets
resulting from operations	(865,367)	3,018,824

Dividends And Distributions To Shareholders:
Net investment income	—	(36,913)
Realized gains	—	(220,201)
Total dividends and distributions	—	(257,114)

Capital Share Transactions:
Proceeds from shares sold	350,725	924,793
Shares issued in reinvestment of
dividends and realized gains	—	239,481
Cost of shares redeemed	(1,097,141)	(3,336,323)
Net decrease in net assets
from capital share transactions	(746,416)	(2,172,049)

Total increase (decrease) in net assets	(1,611,783)	589,661

Net Assets:
Beginning of year	24,129,743	23,540,082
End of year*	$22,517,960	$24,129,743

* Including accumulated undistributed
net investment loss of	$(58,199)	$(12,818)

Change In Shares Outstanding:
Shares sold	14,238	39,441
Shares issued in reinvestment of dividends	—	10,527
Shares redeemed	(44,795)	(146,764)
Net decrease	(30,557)	(96,796)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2015
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of year	$22.75

Operations:
Net investment income(1)	0.09
Net realized and unrealized gain (loss)	(0.94)

Total from investment operations	(0.85)

Dividends and distributions to shareholders:
Dividends from net investment income	—
Total dividends and distributions	—

Change in net asset value for the year	(0.85)

Net asset value, end of year	$21.90
Total return(2)	-3.74	%(4)

Ratios / supplemental data
Net assets, end of year (000)	$33,333
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.63	%(5)
After expense reimbursement and waivers(3)	1.25	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(3)	0.77	%(5)
Portfolio turnover rate	20	%(4)

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.25%. Prior to July 1, 2010, the Fund’s expense cap was 1.10%.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2015	2014	2013	2012	2011

$20.97	$18.34	$18.38	$17.82	$16.43

0.24	0.29	0.39	0.29	0.31
1.77	2.63	(0.01)	0.54	1.44

2.01	2.92	0.38	0.83	1.75

(0.23)	(0.29)	(0.42)	(0.27)	(0.36)
(0.23)	(0.29)	(0.42)	(0.27)	(0.36)

1.78	2.63	(0.04)	0.56	1.39

$22.75	$20.97	$18.34	$18.38	$17.82
9.65%	16.01%	2.22%	4.87%	10.76%

$35,098	$33,410	$34,094	$49,981	$44,626

1.62%	1.58%	1.47%	1.48%	1.56%
1.25%	1.25%	1.25%	1.25%	1.21%

1.05%	1.36%	1.83%	1.78%	1.79%
53%	46%	64%	72%	85%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2015
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of year	$24.26

Operations:
Net investment income (loss)(1)	(0.05)
Net realized and unrealized gain (loss)	(0.85)

Total from investment operations	(0.90)

Dividends and distributions to shareholders:
Dividends from net investment income	—
Distributions from realized gains	—
Total dividends and distributions	—

Change in net asset value for the year	(0.90)

Net asset value, end of year	$23.36
Total return(2)	-3.71	%(4)

Ratios / supplemental data
Net assets, end of year (000)	$22,518
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.77	%(5)
After expense reimbursement and waivers(3)	1.40	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(3)	-0.38	%(5)
Portfolio turnover rate	21	%(4)

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.40%. Prior to July 1, 2010, the Fund’s expense cap was 1.20%.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2015	2014	2013	2012	2011

$21.57	$17.87	$18.02	$17.56	$15.75

(0.01)	0.11	0.20	0.08	0.07
2.96	3.70	(0.14)	0.42	1.86

2.95	3.81	0.06	0.50	1.93

(0.04)	(0.11)	(0.21)	(0.04)	(0.12)
(0.22)	—	—	—	—
(0.26)	(0.11)	(0.21)	(0.04)	(0.12)

2.69	3.70	(0.15)	0.46	1.81

$24.26	$21.57	$17.87	$18.02	$17.56
13.76%	21.38%	0.42%	2.88%	12.31%

$24,130	$23,540	$36,422	$49,982	$17,322

1.72%	1.68%	1.46%	1.54%	1.85%
1.40%	1.40%	1.40%	1.40%	1.35%

-0.05%	0.38%	1.08%	0.80%	0.46%
52%	52%	84%	69%	111%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2015 (Unaudited)

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  As of December 31, 2014, the Advisor is owned by TGP, Inc.  The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc.  Certain directors or officers of the Funds are also officers of the Advisor.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Nasdaq-listed securities

PLUMB FUNDS

Notes to Financial Statements
September 30, 2015 (Unaudited) (Continued)

are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, trust preferred securities, and U.S. Treasury notes and bonds, are valued using a market approach based on information supplied by independent pricing services.  The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities, trust preferred securities, and U.S. Treasury notes and bonds will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2015 (Unaudited) (Continued)

The following is a summary of the inputs used, as of September 30, 2015, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$22,274,327	$—	$—	$22,274,327
Trust Preferred Securities*	—	528,750	—	528,750
Corporate Bonds*	—	9,112,309	—	9,112,309
U.S. Treasury*	—	814,478	—	814,478
Money Market Funds	554,066	—	—	554,066
Total	$22,828,393	$10,455,537	$—	$33,283,930

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$21,940,197	$—	$—	$21,940,197
Money Market Funds	604,543	—	—	604,543
Total	$22,544,740	$—	$—	$22,544,740

*	For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  As of and during the period ending September 30, 2015, no securities were transferred into or out of Level 1 or Level 2.  It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period. The Funds did not hold any derivative instruments during the period ending September 30, 2015.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2015 (Unaudited) (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the period ended September 30, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period ended September 30, 2015, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. taxing authorities for tax years prior to 2011.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended September 30, 2015, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $37,090

PLUMB FUNDS

Notes to Financial Statements
September 30, 2015 (Unaudited) (Continued)

and $26,085, respectively, pursuant to the 12b-1 Plan.  As of September 30, 2015, $15,430 and $8,942 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses.  The Advisor has agreed to limit annual operating expenses through July 31, 2016, to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended September 30, 2015, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $67,926 and $43,790, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2015 expiring in:

Plumb Equity Fund	Plumb Balanced Fund

2016 . . . . . . . $24,641	2016 . . . . . . . $94,065

2017 . . . . . . . $72,213	2017 . . . . . . . $108,110

2018 . . . . . . . $74,257	2018 . . . . . . . $125,699

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  Fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers.  The Advisor’s administrative and accounting fees are 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

5.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$6,855,647	$4,907,757
Sales:	$6,814,042	$5,410,881

PLUMB FUNDS

Notes to Financial Statements
September 30, 2015 (Unaudited) (Continued)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act.  As of September 30, 2015 certain entities and their affiliates which may control or be under common control with the Advisor, including Thomas Plumb, SVA Plumb Trust Company, and SVA Plumb Wealth Management, LLC, either directly or for the benefit of their customers, owned 65.59% of the Plumb Balanced Fund and 70.34% of the Plumb Equity Fund.

7.	FEDERAL TAX INFORMATION

As of March 31, 2015 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$7,102,804	$6,409,061
Unrealized depreciation	(240,904)	(179,965)
Net tax unrealized
appreciation on investments	6,861,900	6,229,096
Undistributed ordinary income	55,534	—
Undistributed long-term capital gain	—	1,781,199
Other accumulated losses	(6,783,383)	(12,818)
Total accumulated gains (losses)	$134,051	$7,997,477

The tax cost of investments as of March 31, 2015 was $28,706,648 and $17,909,762 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of March 31, 2015 the Funds had prior tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Equity Fund	Plumb Balanced Fund
Expires:
March 31, 2018	$(6,635,648)	$ —

Prior year capital loss carryovers of $3,433,853 and $1,787,573 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were utilized during the year.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2015 (Unaudited) (Continued)

As of March 31, 2015, the Funds deferred, on a tax basis, late year and post-October losses of:

	Plumb Balanced Fund	Plumb Equity Fund
Late Year Ordinary	$—	$12,818
Post-October	$145,925	$—

8.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2015 and 2014 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2015	March 31, 2014
Distributions paid from:
Ordinary Income	$359,410	$469,807
Total Distributions Paid	$359,410	$469,807

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2015	March 31, 2014
Distributions paid from:
Ordinary Income	$36,918	$130,916
Long-Term Capital Gains	$220,196	$—
Total Distributions Paid	$257,114	$130,916

PLUMB FUNDS

Additional Information (Unaudited)

BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 20, 2015, the Board of Directors, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor whereby the Advisor agreed to limit expenses (exclusive of any acquired fund fees and expenses) until July 31, 2016, to 1.25% and 1.40% for the Plumb Balanced Fund and Plumb Equity Fund, respectively, to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.

In connection with its consideration of the Advisory Agreement, the Board reviewed and discussed and considered various materials at this meeting, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum and related materials from the Funds’ management providing information regarding:

	o	the Funds’ absolute performances, and their performances relative to industry benchmarks and universes of relevant peers identified by Charles Schwab and by Morningstar;

	o	the actual fees and expenses paid by the Funds and their expense ratios compared to their respective peers identified by Charles Schwab and by Morningstar; and

	o	the Advisor’s analysis of profitability of the Advisory Agreement and related administrative agreement to the Advisor.

•	the Advisory Agreement and other service agreements with the Advisor or affiliates of the Advisor; and

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement, services required to be provided under other agreements with the Advisor, and additional services provided by the Advisor that were not required under any of those agreements.  The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel.  The Board noted that, in addition to investment management and broker-selection services, the Advisor oversees the preparation of compliance and other materials for each of the Board’s meetings and the performance of regular compliance and risk analysis functions for the Funds, as well as provides office space, equipment, information technology, and administrative services necessary for operation of the Funds.

The Board determined that the Advisor, which has significant experience over more than 25 years managing mutual funds, was well qualified to continue managing the Funds.  The Board noted the long history of the portfolio managers in the money management industry.  The Board discussed with the Advisor the administrative and investment-related support available from and to it following its recent restructuring.  The Advisor emphasized that in addition to being able to use firm profits to fund future growth initiatives, the Advisor also had the support of the resources of its corporate parent, TGP, Inc. available to it for that purpose.  The Board determined that, based on the information presented to it in the meeting materials, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds and that such services were adequate for the Funds’ needs.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the year-to-date, one-year, three-year, five-year, and life-of-fund performances of the Balanced Fund and Equity Fund.  The Board and the Advisor discussed the performance of the Funds, noting that while the performance of each Fund had lagged its respective benchmark during the three-year, five-year,

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

and life-of-fund periods and its Schwab Category Average over the five-year period, each Fund had outperformed both its benchmark and its Schwab Category Average over the one-year period, reflecting positive recent performance trends.  The Advisor reminded the Board that the Advisor had implemented additional internal risk-control measures in an effort to limit the risk of future underperformance and to improve the total return of each of the Funds following a period of underperformance, and that these measures had now been in effect for over two years.  The Advisor attributed the recent performance improvements of both Funds in part to those measures.  The Board determined that these measures were reasonably likely to continue to achieve their intended results.

After considering the performances of the Balanced Fund and the Equity Fund, including a consideration of more positive recent performance and the apparent effectiveness of the risk-control measures, the Board determined that the performances of the Balanced Fund and the Equity Fund were satisfactory.

The fees and expenses charged by the Advisor.

The Board reviewed the expense ratios for each Fund, noting that pre-waiver expenses totaled 1.62 percent for the Balanced Fund and 1.72 percent for the Equity Fund, and that after the waiver of certain fees and expenses the expense ratio for the Balanced Fund was 1.25 percent and for the Equity Fund, 1.40 percent.  The Board noted that the gross expense ratio for both Funds had increased slightly over the past fiscal year.  The Advisor acknowledged that both of these expense ratios were somewhat higher than both the average and the median of their respective Morningstar comparison universes, but that the Morningstar expense ratios included funds and fund complexes with significantly larger amounts of assets under management, which tended to drive down fees and expenses for those other funds and fund complexes.  The Advisor noted that the expense ratio for the Balanced Fund after reimbursement was nearly equal to the Schwab Category Average, and that while the Equity Fund compared less favorably to both its Schwab Category Average and its Morningstar category, the Advisor was hopeful that positive relative recent performance trends would lead to the asset growth necessary to meaningfully reduce both Funds’ expense ratios.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board focused on the Advisor’s willingness to waive and reimburse portions of its advisory fee in an effort to keep the Funds’ expense ratios more competitive.  The Board also noted that as it had noted in past years, expense ratios tend to be higher for small funds in comparison to the industry in general, and that fluctuations in asset levels of the Funds over the past several years had demonstrated the significant impact that varying asset levels can have on the Funds’ gross expense ratios, likely creating

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

the opportunity to reduce those expense ratios should the Funds grow in size.  The Directors concurred that the fees charged by the Advisor to the Funds were appropriate given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.

The extent to which economies of scale will be realized as the Funds grow.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase.  It estimated, based on information provided by the Advisor, that each of the Funds would need to significantly increase its assets under management to achieve a level of assets under management whereby the gross expense ratio of the Fund were equal to or less than the amount of fees currently being waived by the Funds.  The Board noted that an increase in assets could help the Funds to achieve economies of scale in the Funds’ operations, but that due to the continued relatively small size of the Funds, the Funds have yet to achieve any significant economies of scale.  The Board concluded that neither the Balanced Fund nor the Equity Fund was likely to realize material economies of scale until assets under management in each grew significantly.

Profits realized by the Advisor.

The Advisor discussed its profitability, indicating that following its recent restructuring, it is currently managing very few accounts other than the Funds.  The Board considered the fees for those other accounts.  The Advisor indicated that none of these other accounts had identical investment objectives as either of the Funds, and noted that the Advisor does not provide similar services to any other registered investment company.  The Advisor outlined the Advisor’s standard investment advisory contract fee schedule for separately managed accounts and expressed its belief that the standard contract is not strictly comparable to the advisory contract with the Funds because separately managed account clients do not require the same level of services or the same level of regulatory and compliance costs as with a registered investment company.  The Advisor outlined the revenue generated by the Funds, in particular emphasizing the net revenue generated after accounting for amounts reimbursed in order to maintain each Fund’s net expense ratio. The Advisor said that while the Funds do not generate significant profitability for the Advisor at this time, they have been sustainable and slightly profitable following the recent restructuring of the Advisor.  The Board agreed with the reasonableness of these profitability levels.

After full consideration of the above factors, as well as of other factors that were instructive in its consideration, the Board, including all of the Independent Directors, concluded that the continuation of the Advisory Agreement for the Funds was in the best interest of each respective Fund and its shareholders.

(This Page Intentionally Left Blank.)

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8020 Excelsior Drive, Suite 402
Madison, WI  53717
Telephone:  (608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not Applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable for Semi-Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title) /s/ Thomas G. Plumb
   Thomas G. Plumb, President

Date     November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Thomas G. Plumb
Thomas G. Plumb, Principal Executive Officer

Date     November 18, 2015

By (Signature and Title) /s/ Nathan M. Plumb
   Nathan M. Plumb, Principal Financial Officer

Date     November 18, 2015